Label	Element	Value
Dreyfus Emerging Markets Debt U.S. Dollar Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Fund Summary
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund seeks to maximize total return.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.  You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in certain funds in the Dreyfus Family of Funds.  More information about these and other discounts is available from your financial professional and in the Shareholder Guide section beginning on page 13 of the prospectus and in the How to Buy Shares section and the Additional Information About How to Buy Shares section beginning on page II-1 and page III-1, respectively, of the fund's Statement of Additional Information.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Mar. 01, 2017
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the fund's performance.  During the most recent fiscal year, the fund's portfolio turnover rate was 67.64% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	67.64%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in certain funds in the Dreyfus Family of Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
The Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same.  The one-year example and the first year of the three-, five- and ten-years examples are based on net operating expenses, which reflect the expense limitation by The Dreyfus Corporation.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your shares:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategy
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
To pursue its goal, the fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in emerging market bonds and other debt instruments denominated in U.S. dollars, and in derivative instruments that provide investment exposure to such securities.  The fund's investments in bonds and other debt instruments consist principally of U.S. dollar-denominated emerging market sovereign, quasi-sovereign (i.e., a government supported, backed or majority-owned company or agency) and corporate bonds and notes, including loan participation notes (LPNs).  Emerging market countries generally are those countries defined as having an emerging or developing economy by the World Bank or its related organizations, or the United Nations or its authorities.  The fund considers debt instruments issued by companies organized or with their principal place of business, or majority of assets or business, in emerging market countries to be emerging market corporate bonds or notes.

Standish Mellon Asset Management Company LLC, an affiliate of The Dreyfus Corporation, is the fund's subadviser.  The fund's portfolio managers employ an investment process that uses in-depth fundamental country and credit analysis.  A "top down" analysis of macroeconomic, financial and political variables guides country allocation, while a "bottom-up" analysis of the fundamental measures of an issuer's creditworthiness guides securities selection.  The fund's portfolio managers also consider market technicals and the global risk environment.  The fund is not restricted as to credit quality when making investments in debt securities and may invest in securities rated below investment grade ("high yield" or "junk" bonds) or the unrated equivalent.  Emerging market countries in which the fund invests may have sovereign ratings that are below investment grade or are unrated.  There is no minimum or maximum investment amount in any particular country or region.  Generally, the fund's investments are spread across all regions of emerging markets.  There are no restrictions on the average maturity or duration of the fund's portfolio or on the maturities or duration of the individual debt securities the fund may purchase.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
An investment in the fund is not a bank deposit.  It is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.  It is not a complete investment program.  The fund's share price fluctuates, sometimes dramatically, which means you could lose money.

•	Foreign investment risk. To the extent the fund invests in foreign securities, the fund's performance will be influenced by political, social and economic factors affecting investments in foreign issuers. Special risks associated with investments in foreign issuers include less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, political and economic instability and differing auditing and legal standards. To the extent the fund's investments are focused in a limited number of foreign countries, the fund's performance could be more volatile than that of more geographically diversified funds.

•	Emerging market risk. The securities of issuers located or doing substantial business in emerging market countries tend to be more volatile and less liquid than the securities of issuers located in countries with more mature economies. Emerging markets generally have less diverse and less mature economic structures and less stable political systems than those of developed countries. Investments in these countries may be subject to political, economic, legal and market risks. The risks may include less protection of property rights and uncertain political and economic policies, the imposition of capital controls and/or foreign investment limitations by a country, nationalization of businesses and the imposition of sanctions by other countries, such as the United States. For example, in response to recent political and military actions undertaken by Russia, the United States and certain other countries, as well as the European Union, have instituted economic sanctions against certain Russian individuals and companies.

•	Foreign government obligations and securities of supranational entities risk. Investing in foreign government (sovereign) obligations and debt obligations of supranational entities creates exposure to the direct or indirect consequences of political, social or economic changes in the countries that issue the securities or in which the issuers are located. The ability and willingness of sovereign obligors or the governmental authorities that control repayment of their debt to pay principal and interest on such debt when due may depend on general economic and political conditions within the relevant country. Certain countries in which the fund may invest have historically experienced, and may continue to experience, high rates of inflation, high interest rates and extreme poverty and unemployment. Some of these countries are also characterized by political uncertainty or instability. These risks are heightened with respect to emerging market obligors. A sovereign obligor may default on its obligations.

•	Fixed-income market risk. The market value of a fixed-income security may decline due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. The fixed-income securities market can be susceptible to increases in volatility and decreases in liquidity. Liquidity can decline unpredictably in response to overall economic conditions or credit tightening. Increases in volatility and decreases in liquidity may be caused by a rise in interest rates (or the expectation of a rise in interest rates), which are at or near historic lows in the United States and in other countries. An unexpected increase in fund redemption requests, including requests from shareholders who may own a significant percentage of the fund's shares, which may be triggered by market turmoil or an increase in interest rates, could cause the fund to sell its holdings at a loss or at undesirable prices and adversely affect the fund's share price and increase the fund's liquidity risk, fund expenses and/or taxable distributions.

•	Interest rate risk. Prices of bonds and other fixed rate fixed-income securities tend to move inversely with changes in interest rates. Typically, a rise in rates will adversely affect fixed-income securities and, accordingly, will cause the value of the fund's investments in these securities to decline. During periods of very low interest rates, which occur from time to time due to market forces or actions of governments and/or their central banks, including the Board of Governors of the Federal Reserve System in the U.S., the fund may be subject to a greater risk of principal decline from rising interest rates. When interest rates fall, the values of already-issued fixed rate fixed-income securities generally rise. However, when interest rates fall, the fund's investments in new securities may be at lower yields and may reduce the fund's income. The magnitude of these fluctuations in the market price of fixed-income securities is generally greater for securities with longer effective maturities and durations because such instruments do not mature, reset interest rates or become callable for longer periods of time. The change in the value of a fixed-income security or portfolio can be approximated by multiplying its duration by a change in interest rates. For example, the market price of a fixed-income security with a duration of three years would be expected to decline 3% if interest rates rose 1%. Conversely, the market price of the same security would be expected to increase 3% if interest rates fell 1%. Risks associated with rising interest rates are heightened given that interest rates in the United States and other countries are at or near historic lows. Unlike investment grade bonds, however, the prices of high yield ("junk") bonds may fluctuate unpredictably and not necessarily inversely with changes in interest rates.

•	Credit risk. Failure of an issuer of a security to make timely interest or principal payments when due, or a decline or perception of a decline in the credit quality of a security, can cause the security's price to fall, lowering the value of the fund's investment in such security. The lower a security's credit rating, the greater the chance that the issuer of the security will default or fail to meet its payment obligations.

•	High yield securities risk. High yield ("junk") securities involve greater credit risk, including the risk of default, than investment grade securities, and are considered predominantly speculative with respect to the issuer's ability to make principal and interest payments. The prices of high yield securities can fall in response to bad news about the issuer or its industry, or the economy in general, to a greater extent than those of higher rated securities.

•	LPNs risk. LPNs are subject to the same risks as other debt obligations, which may include credit risk, interest rate risk, liquidity risk and market risk. In addition, LPNs have limited recourse to the issuer, to the extent of the amount received by the issuer from the ultimate borrower in paying the principal and interest amounts as defined under the loan agreement. The fund may be exposed to the credit risk of both the lender and the borrower, and may not benefit from any collateral supporting the underlying loan. In the event of a default by the underlying borrower of an LPN, the fund may experience delays in receiving payments of interest and principal while the note issuer enforces and liquidates the underlying collateral, and there is no guarantee that the underlying collateral will cover the principal and interest owed to the fund under the LPN.

•	Liquidity risk. When there is little or no active trading market for specific types of securities, it can become more difficult to sell the securities in a timely manner at or near their perceived value. In such a market, the value of such securities and the fund's share price may fall dramatically, even during periods of declining interest rates. Investments that are illiquid or that trade in lower volumes may be more difficult to value. The market for below investment grade securities may be less liquid and therefore these securities may be harder to value or sell at an acceptable price, especially during times of market volatility or decline. Investments in foreign securities, particularly those of issuers located in emerging markets, tend to have greater exposure to liquidity risk than domestic securities.

•	Issuer risk. A security's market value may decline for a number of reasons which directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer's products or services, or factors that affect the issuer's industry, such as labor shortages or increased production costs and competitive conditions within an industry.

•	Non-diversification risk. The fund is non-diversified, which means that the fund may invest a relatively high percentage of its assets in a limited number of issuers. Therefore, the fund's performance may be more vulnerable to changes in the market value of a single issuer or group of issuers and more susceptible to risks associated with a single economic, political or regulatory occurrence than a diversified fund.

Risk Lose Money [Text]	rr_RiskLoseMoney	The fund's share price fluctuates, sometimes dramatically, which means you could lose money.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	The fund is non-diversified, which means that the fund may invest a relatively high percentage of its assets in a limited number of issuers. Therefore, the fund's performance may be more vulnerable to changes in the market value of a single issuer or group of issuers and more susceptible to risks associated with a single economic, political or regulatory occurrence than a diversified fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a bank deposit. It is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following bar chart and table provide some indication of the risks of investing in the fund.  The bar chart shows the performance of the fund's Class A shares for its first full calendar year of operations.  The table compares the average annual total returns of the fund's shares to those of a broad measure of market performance.  The fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.  Sales charges, if any, are not reflected in the bar chart, and if those charges were included, returns would have been less than those shown.  More recent performance information may be available at www.dreyfus.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide some indication of the risks of investing in the fund.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.dreyfus.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Year-by-Year Total Returns as of 12/31 each year (%) Class A
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Sales charges, if any, are not reflected in the bar chart, and if those charges were included, returns would have been less than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best Quarter Q1, 2015: 2.13% Worst Quarter Q3, 2015: -4.34%

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2015
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	2.13%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2015
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(4.34%)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deductions for fees, expenses or taxes
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through U.S. tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After tax performance is shown only for Class A shares. After-tax performance of the fund's other share classes will vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock
After tax performance is shown only for Class A shares.  After-tax performance of the fund's other share classes will vary.  After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through U.S. tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (as of 12/31/15)
Dreyfus Emerging Markets Debt U.S. Dollar Fund | JP Morgan Corporate Emerging Markets Bond Index-Broad (CEMBI-Broad) reflects no deductions for fees, expenses or taxes
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	1.17%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(1.28%)	[1]
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 30, 2014
Dreyfus Emerging Markets Debt U.S. Dollar Fund | JP Morgan Emerging Markets Bond Index-Global (EMBI-Global) reflects no deductions for fees, expenses or taxes
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	1.23%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(1.55%)	[1]
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 30, 2014
Dreyfus Emerging Markets Debt U.S. Dollar Fund | Blended Index (50% CEMBI-Broad/50% EMBI-Global) reflects no deductions for fees, expenses or taxes
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	1.21%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(1.41%)	[1]
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 30, 2014
Dreyfus Emerging Markets Debt U.S. Dollar Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.50%
Maximum deferred sales charge (load) (as a percentage of lower of purchase or sale price)	rr_MaximumDeferredSalesChargeOverOther	none	[2]
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)
Management fees	rr_ManagementFeesOverAssets	0.50%
Distribution (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses (including shareholder services fees)	rr_OtherExpensesOverAssets	1.25%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.75%
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.85%)	[3]
Total annual fund operating expenses (after fee waiver and/or expense reimbursement)	rr_NetExpensesOverAssets	0.90%	[3]
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	Class A shares bought without an initial sales charge as part of an investment of $1 million or more may be charged a deferred sales charge of 1.00% if redeemed within one year.
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 538
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	897
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,280
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,352
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	538
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	897
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,280
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,352
Annual Return 2015	rr_AnnualReturn2015	(1.66%)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(6.11%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(7.26%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 03, 2014
Dreyfus Emerging Markets Debt U.S. Dollar Fund | Class A | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(7.85%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(8.98%)
Dreyfus Emerging Markets Debt U.S. Dollar Fund | Class A | After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(3.43%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(7.25%)
Dreyfus Emerging Markets Debt U.S. Dollar Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of lower of purchase or sale price)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)
Management fees	rr_ManagementFeesOverAssets	0.50%
Distribution (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.75%
Other expenses (including shareholder services fees)	rr_OtherExpensesOverAssets	1.24%
Total annual fund operating expenses	rr_ExpensesOverAssets	2.49%
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.84%)	[3]
Total annual fund operating expenses (after fee waiver and/or expense reimbursement)	rr_NetExpensesOverAssets	1.65%	[3]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 268
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	695
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,250
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,763
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	168
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	695
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,250
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,763
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(3.34%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(3.96%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 03, 2014
Dreyfus Emerging Markets Debt U.S. Dollar Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of lower of purchase or sale price)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)
Management fees	rr_ManagementFeesOverAssets	0.50%
Distribution (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses (including shareholder services fees)	rr_OtherExpensesOverAssets	0.95%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.45%
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.80%)	[3]
Total annual fund operating expenses (after fee waiver and/or expense reimbursement)	rr_NetExpensesOverAssets	0.65%	[3]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 66
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	380
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	716
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,666
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	66
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	380
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	716
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,666
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(1.41%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(2.98%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 03, 2014
Dreyfus Emerging Markets Debt U.S. Dollar Fund | Class Y
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of lower of purchase or sale price)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)
Management fees	rr_ManagementFeesOverAssets	0.50%
Distribution (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses (including shareholder services fees)	rr_OtherExpensesOverAssets	0.96%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.46%
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.81%)	[3]
Total annual fund operating expenses (after fee waiver and/or expense reimbursement)	rr_NetExpensesOverAssets	0.65%	[3]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 66
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	382
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	720
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,677
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	66
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	382
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	720
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,677
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(1.46%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(3.02%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 03, 2014

[1]	For comparative purposes, the value of the index on 11/30/14 is used as the beginning value on 12/3/14.
[2]	Class A shares bought without an initial sales charge as part of an investment of $1 million or more may be charged a deferred sales charge of 1.00% if redeemed within one year.
[3]	The fund's investment adviser, The Dreyfus Corporation, has contractually agreed, until March 1, 2017, to waive receipt of its fees and/or assume the direct expenses of the fund so that the expenses of none of the classes (excluding Rule 12b-1 fees, shareholder services fees, taxes, interest, brokerage commissions, commitment fees on borrowings and extraordinary expenses) exceed 0.65%. On or after March 1, 2017, The Dreyfus Corporation may terminate this expense limitation at any time.